As filed with the Securities and Exchange Commission on January 13, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Suite 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period November 30, 2013

Item 1. Schedule of Investments.

Villere Balanced Fund

SCHEDULE OF INVESTMENTS at November 30, 2013 (Unaudited)

Shares		Value
COMMON STOCKS: 57.0%
Aerospace Products & Services: 2.1%
257,700	BE Aerospace, Inc. *	$22,419,900

Computer & Electronic Products: 4.8%
47,030	Apple, Inc.	26,151,972
325,000	Varian Medical Systems, Inc. *	25,366,250
		51,518,222
Credit Intermediation: 4.4%
364,512	Euronet Worldwide, Inc. *	17,660,606
148,000	Visa, Inc.	30,112,080
		47,772,686

Electronics & Appliance Stores: 2.9%
526,066	Conn's, Inc. *	31,737,562

Food Manufacturing: 8.4%
1,512,047	Flowers Foods, Inc.	32,856,781
483,850	Ingredion, Inc.	33,463,066
735,000	Mondelez International, Inc.	24,644,550
		90,964,397

Furniture Manufacturing: 3.0%
1,065,000	Leggett & Platt, Inc.	32,173,650

Health Care Equipment: 3.0%
492,930	Edwards Lifesciences Corp. *	32,301,703

Insurance Carriers: 5.4%
471,400	Endurance Specialty Holdings Ltd.	26,822,660
467,000	Express Scripts Holding Co. *	31,452,450
		58,275,110

Machinery: 4.2%
600,000	3D Systems Corp. *	45,096,000

Oil & Gas Extraction: 7.0%
3,470,884	ION Geophysical Corp. *	13,397,612
665,557	Oasis Petroleum, Inc. *	30,702,145
1,228,502	Sanchez Energy Corp. *	31,535,646
		75,635,403
Professional, Scientific & Technical Services: 4.6%
302,300	Constant Contact, Inc. *	8,273,951
1,264,179	EPIQ Systems, Inc.1	21,149,715
1,016,800	Luminex Corp. *1	19,898,776
		49,322,442

Real Estate: 3.0%
284,000	The Howard Hughes Corp. *	32,410,080

Retail: 2.6%
539,600	Sotheby's	27,659,896

Sporting & Recreation Goods: 1.6%
308,500	Pool Corp.	17,288,340
TOTAL COMMON STOCKS
(Cost $480,012,052)		614,575,391

CONVERTIBLE PREFERRED STOCKS: 2.8%
Credit Intermediation: 2.8%
28,252	Bank of America Corp.	30,370,900
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $29,841,753)		30,370,900

PRINCIPAL AMOUNT
CORPORATE BONDS: 27.7%
Administrative & Support Services: 0.1%
	Western Union Co.,
$475,000	1.239%, 8/21/154	477,241

Aerospace Products & Services: 1.0%
	BE Aerospace, Inc.,
10,027,000	5.250%, 4/1/22	10,327,810

Air Transportation: 0.1%
	The Boeing Co.,
1,000,000	3.750%, 11/20/16	1,086,853

Beverage & Tobacco Products: 1.6%
	Altria Group, Inc.,
5,000,000	2.850%, 8/9/22	4,614,315
	Anheuser- Busch InBev Financial, Inc.,
4,000,000	0.800%, 1/15/16	4,011,128
	Diageo Capital PLC,
1,750,000	0.625%, 4/29/16	1,747,825
	Pepsico, Inc.,
7,000,000	3.125%, 11/1/20	7,090,874
		17,464,142

Building Material, Garden & Supplies Dealers: 0.2%
	The Home Depot, Inc.,
2,000,000	5.400%, 3/1/16	2,210,238

Chemical Manufacturing: 2.4%
	AbbVie, Inc.,
5,000,000	1.750%, 11/6/17	5,043,165

	GlaxoSmithKline PLC,
6,000,000	1.500%, 5/8/17	6,063,828
	McKesson Corp.,
1,748,000	4.750%, 3/1/21	1,881,299
	Merck & Co. Inc.,
2,000,000	0.700%, 5/18/16	2,002,080
	Pfizer, Inc.,
5,700,000	6.200%, 3/15/19	6,858,217
	Procter & Gamble Co.,
4,500,000	3.100%, 8/15/23	4,438,237
		26,286,826
Commercial Finance: 0.5%
	General Electric Capital Corp.,
4,775,000	4.375%, 9/16/20	5,219,271
	John Deere Capital Corp.,
500,000	2.250%, 4/17/19	505,888
		5,725,159
Computer & Electronic Products: 3.7%
	Dell Computer Corp.,
5,000,000	7.100%, 4/15/28	4,325,000
	Hewlett-Packard Co.,
5,500,000	3.750%, 12/1/20	5,511,446
	Intel Corp.,
10,000,000	2.700%, 12/15/22	9,299,630
	Medtronic, Inc.,
4,500,000	2.750%, 4/1/23	4,200,557
	Northrop Grumman Corp.,
5,250,000	3.250%, 8/1/23	4,954,540
	Nucor Corp.,
4,000,000	4.000%, 8/1/23	3,944,364
	Texas Instruments, Inc.,
7,750,000	1.000%, 5/1/18	7,548,825
		39,784,362
Credit Intermediation: 8.1%
	Bank America Corp.,
4,750,000	1.250%, 1/11/16	4,773,926
	BB&T Corp.,
9,750,000	1.450%,10/3/16	9,886,051
10,000,000	1.050%, 12/1/16	10,015,100
1,000,000	4.900%, 6/30/17	1,109,255
4,675,000	1.450%, 1/12/18	4,599,125
	Capital One NA,
14,085,000	1.500%, 3/22/18	13,863,443
	Citigroup, Inc.,
2,000,000	2.250%, 8/7/15	2,044,658
	Discover Bank,
9,605,000	2.000%, 2/21/18	9,553,911
	Ford Motor Credit Co. LLC,
2,500,000	2.875%, 10/1/18	2,566,133
	JPMorgan Chase & Co.,
500,000	4.875%, 3/15/14	506,125
3,000,000	3.150%, 7/5/16	3,153,435
5,000,000	1.800%, 1/25/18	4,991,555

10,200,000	1.625%, 5/15/18	10,066,992
	PNC Bank NA,
1,000,000	1.150%, 11/1/16	1,006,476
	Royal Bank Of Canada,
2,000,000	1.500%, 1/16/18	1,983,178
	Sumitomo Mitsui Banking Corp.,
4,000,000	0.900%, 1/18/16	4,002,744
	Whitney National Bank,
2,650,000	5.875%, 4/1/17	2,822,873
		86,944,980
Food Manufacturing: 1.4%
	Campbell Soup Co.,
3,545,000	2.500%, 8/2/22	3,186,515
	Kellogg Co.,
5,000,000	3.250%, 5/21/18	5,287,045
	Kraft Foods Group, Inc.,
6,100,000	5.375%, 2/10/20	6,909,137
		15,382,697
Furniture Manufacturing: 0.2%
	Leggett & Platt, Inc.,
1,500,000	4.650%, 11/15/14	1,555,058
970,000	3.400%, 8/15/22	936,852
		2,491,910

General Merchandising: 0.1%
	Wal-Mart Stores, Inc.,
500,000	3.250%, 10/25/20	516,672

Insurance Carriers: 0.2%
	AFLAC, Inc.,
2,000,000	4.000%, 2/15/22	2,049,708

Machinery: 0.1%
	Cummins, Inc.,
1,200,000	3.650%, 10/1/23	1,205,201

Mining: 0.4%
	ION Geophysical Corp.,
5,000,000	8.125%, 5/15/18 2	4,300,000

Motion Picture & Entertainment: 0.5%
	Viacom, Inc.,
500,000	3.500%, 4/1/17	529,595
250,000	2.500%, 9/1/18	253,441
4,395,000	3.250%, 3/15/23	4,110,186
		4,893,222
Oil & Gas: 2.2%
	Occidental Petroleum Corp.,
9,000,000	2.700%, 2/15/23	8,359,650
	Phillips 66,
10,000,000	4.300%, 4/1/22	10,306,040
	Sandridge Energy, Inc.,
1,000,000	7.500%, 3/15/21	1,052,500

	Stone Energy Corp.,
4,000,000	7.500%, 11/15/22	4,200,000
		23,918,190
Professional, Scientific & Technical Services: 0.4%
	Equifax, Inc.,
4,995,000	3.300%, 12/15/22	4,672,188
Rail Transportation: 1.2%
	Norfolk Southern Corp.,
13,640,000	3.000%, 4/1/22	13,087,812
Retail: 0.1%
	Amazon.com, Inc.,
1,250,000	2.500%, 11/29/22	1,144,694
Securities & Financial Services: 0.6%
	Goldman Sachs Group, Inc.,
1,000,000	5.375%, 3/15/20	1,122,456
5,000,000	5.250%, 7/27/21	5,509,795
	Merrill Lynch & Co., Inc.,
250,000	6.875%, 11/15/18	302,119
		6,934,370
Telecommunications: 1.0%
	AT&T, Inc.,
7,000,000	1.600%, 2/15/17	7,040,880
	Vodafone Group PLC,
2,150,000	4.625%, 7/15/18	2,398,293
1,000,000	4.375%, 3/16/21	1,056,710
		10,495,883
Transportation Equipment: 0.1%
	Lockheed Martin Corp.,
1,000,000	4.250%, 11/15/19	1,092,536
Utilities: 1.5%
	Duke Energy Corp.,
2,800,000	2.150%, 11/15/16	2,890,202
	Entergy Mississippi, Inc.,
5,000,000	3.100%, 7/1/23	4,715,055
	Southern Co.,
6,600,000	2.450%, 9/1/18	6,717,903
	Wisconsin Electric Power Co.,
2,100,000	1.700%, 6/15/18	2,098,872
		16,422,032
TOTAL CORPORATE BONDS
(Cost $300,578,815)		298,914,726

SHARES
SHORT-TERM INVESTMENTS: 13.3%
Money Market Funds: 13.3%
30,741,091	Federated Treasury Obligation Fund - Trust Shares, 0.010%3	30,741,091
31,329,118	Fidelity Money Market Portfolio - Select Class, 0.010%3	31,329,118
81,905,549	Invesco Short-Term Treasury Portfolio - Institutional Class 0.020%3	81,905,549
TOTAL SHORT-TERM INVESTMENTS
(Cost $143,975,758)		143,975,758
TOTAL INVESTMENTS IN SECURITIES: 100.8%

(Cost $954,408,378)	1,087,836,775
Liabilities in Excess of Other Assets: (0.8)%	(8,463,522)
TOTAL NET ASSETS: 100.0%	$1,079,373,253

*	Non-income producing security.
1	A portion of this security is considered illiquid. As of November 30, 2013 the total market value of securities illiquid was $41,048,491 or 3.8% of net assets.
2
Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. At November 30, 2013, the value of this security amounts to $4,300,000 or 0.4% of net assets.

3	Seven-day yield as of November 30, 2013.
4	Variable Rate Note

The cost basis of investments for federal income tax purposes at November 30, 2013 were as follows:

	Cost of investments	$954,408,378
	Gross unrealized appreciation	146,765,312
	Gross unrealized depreciation	(13,336,915)
	Net unrealized appreciation	$133,428,397

+ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at Villere Balanced Fund's (the "Fund") previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Summary of Fair Value Exposure at November 30, 2013 (Unaudited)

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. The accounting principles generally accepted in the United States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 -  Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3— Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's net assets as of November 30, 2013. See the Schedule of Investments for an industry breakout.

	Level 1	Level 2	Level 3	Total
Common Stocks	$614,575,391	$-	$-	614,575,391
Convertible Preferred Stock	30,370,900	-	-	30,370,900
Corporate Bonds	-	298,914,726	-	298,914,726
Money Market Funds	143,975,758	-	-	143,975,758
Total Investments in Securities	$788,922,049	$298,914,726	$-	$1,087,836,775

It is the Fund's policy to recognize transfers between levels at the end of each fiscal reporting period.
There were no transfers were made into or out of Level 1, 2 or 3 during the period ended November 30, 2013.

Villere Equity Fund

SCHEDULE OF INVESTMENTS at November 30, 2013 (Unaudited)

Shares			Value
COMMON STOCKS: 84.4%
Aerospace Products & Services: 3.8%
14,550		BE Aerospace, Inc. *	$1,265,850

Computer & Electronic Products: 6.5%
2,135		Apple, Inc.	1,187,209
12,750		Varian Medical Systems, Inc. *	995,138
			2,182,347
Credit Intermediation: 3.5%
5,700		Visa, Inc.	1,159,722

Electronics & Appliance Stores: 4.7%
26,300		Conn's, Inc. *	1,586,679

Food Manufacturing: 9.6%
73,300		Flowers Foods, Inc.	1,592,809
23,750		Ingredion, Inc.	1,642,550
			3,235,359

Furniture Manufacturing: 4.8%
53,400		Leggett & Platt, Inc.	1,613,214

Health Care Equipment: 4.8%
24,750		Edwards Lifesciences Corp. *	1,621,868

Insurance Carriers: 8.6%
23,100		Endurance Specialty Holdings Ltd.	1,314,390
23,050		Express Scripts Holding Co. *	1,552,417
			2,866,807

Machinery: 5.0%
22,150		3D Systems Corp. *	1,664,794

Oil & Gas Extraction: 12.1%
218,000		ION Geophysical Corp. *	841,480
34,500		Oasis Petroleum, Inc. *	1,591,485
63,500		Sanchez Energy Corp. *	1,630,045
			4,063,010
Professional, Scientific & Technical Services: 8.4%
87,000		EPIQ Systems, Inc. 1	1,455,510
69,400		Luminex Corp. * 1	1,358,158
			2,813,668

Real Estate: 5.0%
14,600		The Howard Hughes Corp. *	1,666,152

Retail: 4.4%
28,800		Sotheby's	1,476,288

Sporting & Recreation Goods: 3.2%
19,200		Pool Corp.	1,075,968
TOTAL COMMON STOCKS
(Cost $25,725,137)			28,291,726
SHORT-TERM INVESTMENTS: 16.4%
Money Market Funds: 16.4%
968,139		Federated Treasury Obligation Fund - Trust Shares, 0.010%2	968,139
965,260		Fidelity Money Market Portfolio - Select Class, 0.010%2	965,260
3,550,823		Invesco Short-Term Treasury Portfolio -Institutional Class, 0.020%2	3,550,823
			5,484,222
TOTAL SHORT-TERM INVESTMENTS
(Cost $5,484,222)			5,484,222
TOTAL INVESTMENTS IN SECURITIES: 100.8%
(Cost $31,209,359)			33,775,948
Liabilities in Excess of Other Assets: (0.8)%			(254,378)
TOTAL NET ASSETS: 100.0%			$33,521,570

	*	Non-income producing security.
	1	A portion of this security is considered illiquid. As of November 30, 2013 the total market value of securities illiquid was $2,813,668 or 8.4% of net assets.
	2	Seven-day yield as of November 30, 2013.

The cost basis of investments for federal income tax purposes at November 30, 2013 was as follows+:

Cost of investments	$31,209,359
Gross unrealized appreciation	3,083,647
Gross unrealized depreciation	(517,058)
Net unrealized depreciation	$2,566,589

+ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at Villere Equity Fund's (the "Fund") previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Summary of Fair Value Exposure at November 30, 2013 (Unaudited)
The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. The accounting principles generally accepted in the United States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 -  Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3— Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's net assets as of November 30, 2013. See the Schedule of Investments for an industry breakout.

	Level 1	Level 2	Level 3	Total
Common Stocks	$28,291,726	$-	$-	$28,291,726
Money Market Funds	5,484,222	-	-	5,484,222
Total Investments in Securities	$33,775,948	$-	$-	$33,775,948

It is the Fund's policy to recognize transfers between levels at the end of each fiscal reporting period.
There were no transfers were made into or out of Level 1, 2 or 3 during the period ended November 30, 2013.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)* /s/ Elaine E. Richards
   Elaine E. Richards, President

Date        1/8/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Elaine E. Richards
   Elaine E. Richards, President

Date        1/8/14

By (Signature and Title)* /s/ Eric C. VanAndel
   Eric C. VanAndel, Treasurer

Date        1/13/14

* Print the name and title of each signing officer under his or her signature.